UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2005

                   DATE OF REPORTING PERIOD: JANUARY 31, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS


THE ADVISORS' INNER CIRCLE FUND                           RHJ MID CAP PORTFOLIO
                                                    JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 90.8%
--------------------------------------------------------------------------------
                                                      SHARES           VALUE
                                                   ------------    -------------
CONSUMER DISCRETIONARY -- 24.2%
    Darden Restaurants                                    2,210    $     65,328
    Harrah's Entertainment                                  711          44,964
    International Speedway, Cl A                            893          49,043
    Knight-Ridder                                           834          54,302
    Leggett & Platt                                       1,848          52,668
    New York Times, Cl A                                    862          33,514
    Polo Ralph Lauren                                     1,247          48,571
    Ross Stores                                           1,941          55,551
    Valassis Communications*                                857          29,095
    Weight Watchers International*                        1,225          57,404
                                                                   -------------
                                                                        490,440
                                                                   -------------
CONSUMER STAPLES -- 2.8%
    Hormel Foods                                          1,824          57,456
                                                                   -------------
ENERGY -- 9.8%
    National-Oilwell*                                     1,689          62,290
    Noble*                                                1,521          81,145
    Patterson-UTI Energy                                  2,890          56,211
                                                                   -------------
                                                                        199,646
                                                                   -------------
FINANCIALS -- 4.1%
    CapitalSource*                                        1,682          39,712
    Mercury General                                         746          42,447
                                                                   -------------
                                                                         82,159
                                                                   -------------
HEALTH CARE -- 11.2%
    Genzyme*                                                674          39,234
    IMS Health                                            2,463          57,585
    Medimmune*                                            1,920          45,418
    Thermo Electron*                                      1,330          39,820
    Universal Health Services, Cl B                       1,033          44,460
                                                                   -------------
                                                                        226,517
                                                                   -------------
INDUSTRIALS -- 19.4%
    American Power Conversion                             2,946          62,662
    Aramark, Cl B                                         1,575          40,934
    Burlington Northern Santa Fe                            981          47,265
    Dover                                                 1,341          51,360
    Manpower                                                699          34,006
    Masco                                                 1,245          45,816
    Northrop Grumman                                        995          51,621
    Waste Management                                      2,060          59,740
                                                                   -------------
                                                                        393,404
                                                                   -------------
INFORMATION TECHNOLOGY -- 11.4%
    Cadence Design Systems*                               2,526          33,672
    Celestica*                                            3,048          39,776
    Ceridian*                                             1,730          30,621
    Harris                                                1,287          83,359
    Reynolds & Reynolds, Cl A                             1,627          44,368
                                                                   -------------
                                                                        231,796
                                                                   -------------

THE ADVISORS' INNER CIRCLE FUND                           RHJ MID CAP PORTFOLIO
                                                    JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                      SHARES           VALUE
                                                   ------------    -------------
MATERIALS -- 7.9%
    Alcan                                                 1,025    $     40,764
    Cabot                                                 1,459          51,065
    Novelis*                                                205           4,594
    Owens-Illinois*                                       2,825          64,184
                                                                   -------------
                                                                        160,607
                                                                   -------------
    TOTAL COMMON STOCK
        (Cost $1,669,846)                                             1,842,025
                                                                   -------------
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 6.8%
--------------------------------------------------------------------------------
CASH EQUIVALENTS -- 6.8%
    HighMark Diversified Money Market Fund               79,290          79,290
    HighMark U.S. Government Money Market Fund           58,826          58,826
                                                                   -------------
    TOTAL SHORT-TERM INVESTMENTS
        (Cost $138,116)                                                 138,116
                                                                   -------------
    TOTAL INVESTMENTS -- 97.6%
        (Cost $1,807,962)+                                         $  1,980,141
                                                                   =============

         PERCENTAGES ARE BASED ON NET ASSETS OF $2,028,645.
       + AT JANUARY 31, 2005, THE TAX BASIS COST OF THE PORTFOLIO'S INVESTMENTS
         WAS $1,807,962, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $187,789 AND $(15,610), RESPECTIVELY.
       * NON-INCOME PRODUCING SECURITY
      CL -- CLASS

         FOR INFORMATION REGARDING THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT ANNUAL FINANCIAL STATEMENTS.




RHJ-QH-003-0200

THE ADVISORS' INNER CIRCLE FUND                     RHJ SMALL/MID CAP PORTFOLIO
                                                   JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 90.9%
--------------------------------------------------------------------------------
                                                      SHARES          VALUE
                                                   ------------   --------------
CONSUMER DISCRETIONARY -- 23.0%
    American Greetings, Cl A                            175,500   $   4,236,570
    Autoliv                                              67,900       3,201,485
    CBRL Group                                           81,300       3,342,243
    Domino's Pizza                                      176,100       2,937,348
    Foot Locker                                         129,900       3,496,908
    Journal Communications, Cl A                        198,700       3,407,705
    O'Reilly Automotive*                                 55,500       2,538,015
    Scholastic*                                          81,800       2,801,650
    Speedway Motorsports                                124,100       4,808,875
    Tupperware                                          132,800       2,670,608
    Valassis Communications*                            126,300       4,287,885
    WCI Communities*                                    113,100       3,603,366
                                                                  --------------
                                                                     41,332,658
                                                                  --------------
CONSUMER STAPLES -- 6.1%
    Del Monte Foods*                                    335,200       3,781,056
    Delta & Pine Land                                   102,000       3,002,880
    Smithfield Foods*                                   138,000       4,177,260
                                                                  --------------
                                                                     10,961,196
                                                                  --------------
ENERGY -- 11.8%
    Key Energy Services*                                362,100       4,493,661
    National-Oilwell*                                    71,500       2,636,920
    Noble Energy                                         88,800       5,254,296
    Patterson-UTI Energy                                218,500       4,249,825
    Tidewater                                           116,900       4,531,044
                                                                  --------------
                                                                     21,165,746
                                                                  --------------
FINANCIALS -- 4.7%
    Mercury General                                      69,800       3,971,620
    Ohio Casualty*                                      195,900       4,503,741
                                                                  --------------
                                                                      8,475,361
                                                                  --------------
HEALTH CARE -- 7.1%
    ICU Medical*                                         69,700       1,835,898
    PerkinElmer                                         164,000       3,770,360
    Pharmaceutical Product Development*                  75,400       3,125,330
    Universal Health Services, Cl B                      93,200       4,011,328
                                                                  --------------
                                                                     12,742,916
                                                                  --------------
INDUSTRIALS -- 21.8%
    ABM Industries                                       90,000       1,647,000
    Acuity Brands                                        97,800       2,686,566
    Brink's                                             124,100       4,394,381
    Dollar Thrifty Automotive Group*                     83,400       2,602,914
    EnerSys*                                            140,200       2,124,030
    Hughes Supply                                       135,500       4,116,490
    Jacuzzi Brands*                                     197,482       1,994,568
    Orbital Sciences*                                   161,300       1,638,808
    Oshkosh Truck                                        60,400       4,432,756
    Quanta Services*                                    293,307       2,193,937
    Republic Services                                   147,300       4,856,481
    Swift Transportation*                               131,800       2,939,140

THE ADVISORS' INNER CIRCLE FUND                     RHJ SMALL/MID CAP PORTFOLIO
                                                    JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                      SHARES          VALUE
                                                   ------------   --------------
INDUSTRIALS -- CONTINUED
    Werner Enterprises                                  171,300   $   3,652,116
                                                                  --------------
                                                                     39,279,187
                                                                  --------------
INFORMATION TECHNOLOGY -- 14.8%
    Borland Software*                                   272,300       2,336,334
    CSG Systems International*                          189,800       3,439,176
    Gartner, Cl A*                                      264,400       2,987,720
    Integrated Circuit Systems*                         125,900       2,392,100
    MPS Group*                                          179,800       2,029,942
    O2Micro International*                               26,847         238,133
    Perot Systems, Cl A*                                221,700       3,270,075
    Reynolds & Reynolds, Cl A                           137,100       3,738,717
    Transaction Systems Architects, Cl A*               169,600       3,602,304
    Zebra Technologies, Cl A*                            50,700       2,582,151
                                                                  --------------
                                                                     26,616,652
                                                                  --------------
MATERIALS -- 1.6%
    Valspar                                              60,600       2,969,400
                                                                  --------------
    TOTAL COMMON STOCK
        (Cost $134,035,246)                                         163,543,116
                                                                  --------------
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 0.7%
--------------------------------------------------------------------------------
CASH EQUIVALENT -- 0.7%
    HighMark Diversified Money Market Fund            1,337,967       1,337,967
                                                                  --------------
    TOTAL SHORT-TERM INVESTMENT
        (Cost $1,337,967)                                             1,337,967
                                                                  --------------
    TOTAL INVESTMENTS -- 91.6%
        (Cost $135,373,213)+                                      $ 164,881,083
                                                                  ==============

         PERCENTAGES ARE BASED ON NET ASSETS OF $179,924,282.
       + AT JANUARY 31, 2005, THE TAX BASIS COST OF THE PORTFOLIO'S INVESTMENTS
         WAS $135,373,213, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $31,987,092 AND $(2,479,222), RESPECTIVELY.
       * NON-INCOME PRODUCING SECURITY
      CL -- CLASS

         FOR INFORMATION REGARDING THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.




RHJ-QH-002-0200

THE ADVISORS' INNER CIRCLE FUND                         RHJ MICRO CAP PORTFOLIO
                                                    JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 96.3%
--------------------------------------------------------------------------------
                                                      SHARES          VALUE
                                                   ------------   --------------
CONSUMER DISCRETIONARY -- 15.5%
    America's Car Mart*                                  64,800   $   2,397,600
    California Pizza Kitchen*                           131,500       3,341,415
    Champion Enterprises*                               198,900       2,146,131
    Champps Entertainment*                              201,700       1,756,807
    Comstock Homebuilding*                              116,730       2,789,847
    Digital Theater Systems*                             70,600       1,440,946
    Fleetwood Enterprises*                              104,600         918,388
    Goody's Family Clothing                             135,000       1,256,850
    Keystone Automotive Industries*                      94,200       2,072,400
    Levitt, Cl A                                         67,100       1,972,740
    Nautilus Group                                       98,800       2,067,884
    O'Charleys*                                         140,500       2,590,117
    Presstek*                                           123,608       1,029,655
    Rubio's Restaurants*                                 81,400         847,374
    TBC*                                                 67,700       1,729,058
    Topps                                               133,300       1,325,002
                                                                  --------------
                                                                     29,682,214
                                                                  --------------
CONSUMER STAPLES -- 1.0%
    Elizabeth Arden*                                     81,600       1,931,472
                                                                  --------------
ENERGY -- 4.1%
    Oil States International*                           132,400       2,522,220
    Tesco*                                              196,108       2,096,395
    Tetra Technologies*                                 119,476       3,333,380
                                                                  --------------
                                                                      7,951,995
                                                                  --------------
FINANCIALS -- 14.2%
    ACE Cash Express*                                    69,200       1,826,880
    Columbia Bancorp                                     45,220         813,960
    E-Loan*                                             915,600       2,966,544
    First Financial Bancorp                             126,300       2,201,409
    Franklin Bank*                                      107,400       1,896,684
    ITLA Capital*                                        16,800         933,072
    KMG America*                                        183,400       2,072,420
    Placer Sierra Bancshares                             76,100       1,961,782
    Portfolio Recovery Associates*                       48,600       2,012,040
    SeaBright Insurance Holdings*                       185,000       2,201,500
    Texas Capital Bancshares*                            96,500       2,288,015
    Thomas Properties Group*                            121,400       1,525,998
    Trico Bancshares                                     47,300       1,042,019
    Virginia Commerce Bancorp*                          124,362       3,434,878
                                                                  --------------
                                                                     27,177,201
                                                                  --------------
HEALTH CARE -- 11.7%
    Allied Healthcare International*                    611,200       3,703,872
    America Service Group*                               78,750       2,160,112
    American Healthways*                                 35,100       1,094,418
    AMN Healthcare Services*                             71,700       1,027,461
    Anika Therapeutics*                                 169,700       1,506,936
    Healthcare Services Group                           111,500       2,174,250
    Icon ADR*                                            43,030       1,511,214
    LabOne*                                              41,400       1,388,970
    Matrixx Initiatives*                                 95,400         924,426

THE ADVISORS' INNER CIRCLE FUND                         RHJ MICRO CAP PORTFOLIO
                                                    JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                      SHARES          VALUE
                                                   ------------   --------------
HEALTH CARE -- CONTINUED
    Merit Medical Systems*                               72,388   $   1,026,462
    Noven Pharmaceuticals*                              142,600       2,597,459
    PetMed Express*                                     158,400       1,203,840
    Providence Service*                                 104,500       2,121,350
                                                                  --------------
                                                                     22,440,770
                                                                  --------------
INDUSTRIALS -- 26.0%
    Administaff*                                        215,000       3,136,850
    American Ecology                                     82,200         973,248
    Central Freight Lines*                              243,400       1,526,118
    Cherokee International*                             163,800       1,375,920
    Comfort Systems USA*                                206,000       1,402,860
    DiamondCluster International*                       128,900       1,927,699
    EDO                                                  45,500       1,453,725
    ElkCorp                                              61,300       2,481,424
    FirstService*                                        93,800       1,692,152
    Gardner Denver*                                     139,700       5,289,042
    GSI Lumonics*                                       168,200       1,629,858
    Intersections*                                       58,100         878,472
    KVH Industries*                                     156,500       1,583,780
    LECG*                                                47,900         855,973
    Marten Transport*                                   102,537       2,429,102
    Mercury Computer Systems*                            69,900       2,164,803
    Nanometrics*                                        121,600       1,543,104
    Old Dominion Freight Line*                           43,200       1,527,120
    Orbital Sciences*                                   289,500       2,941,320
    Perini*                                             117,300       2,026,944
    Rush Enterprises, Cl A*                              84,491       1,285,953
    Standard Parking*                                   125,600       1,905,352
    Stewart & Stevenson Services                        186,400       3,810,016
    TRM*                                                 61,000       1,463,390
    World Fuel Services                                  51,800       2,625,224
                                                                  --------------
                                                                     49,929,449
                                                                  --------------
INFORMATION TECHNOLOGY -- 21.1%
    Actuate*                                            286,600         725,098
    Advanced Digital Information*                       384,000       4,016,640
    answerthink*                                        568,600       2,643,990
    Captaris*                                           375,400       1,843,214
    Captiva Software*                                   163,460       1,677,099
    Carreker*                                           491,600       3,682,084
    Carrier Access*                                     217,300       1,603,674
    Cybersource*                                        171,600       1,065,636
    Digital Insight*                                    125,500       2,085,810
    Embarcadero Technologies*                           131,900       1,034,096
    First Advantage, Cl A*                              109,800       2,360,700
    Online Resources*                                   198,842       1,753,787
    Phoenix Technologies*                               304,100       2,460,169
    Pixelworks*                                          47,700         447,903
    PLATO Learning*                                     194,660       1,422,965
    Quantum*                                            515,300       1,530,441
    SBS Technologies*                                   152,000       1,980,560
    Sigmatel*                                            44,500       1,753,745
    SupportSoft*                                        190,600       1,168,378
    SYKES Enterprises*                                  262,000       1,875,920

THE ADVISORS' INNER CIRCLE FUND                         RHJ MICRO CAP PORTFOLIO
                                                    JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                      SHARES          VALUE
                                                   ------------   --------------
INFORMATION TECHNOLOGY -- CONTINUED
    SYNNEX*                                             119,700   $   2,693,250
    Transaction Systems Architects, Cl A*                35,900         762,516
                                                                  --------------
                                                                     40,587,675
                                                                  --------------
MATERIALS -- 2.7%
    AMCOL International                                  96,200       2,088,502
    Material Sciences*                                   85,300       1,297,413
    Spartech                                             77,700       1,804,194
                                                                  --------------
                                                                      5,190,109
                                                                  --------------
    TOTAL COMMON STOCK
        (Cost $154,635,376)                                         184,890,885
                                                                  --------------
--------------------------------------------------------------------------------
RIGHTS -- 0.0%
--------------------------------------------------------------------------------
    Hoenig Group Escrow Receipt* (A)                     62,600          14,398
                                                                  --------------
    TOTAL RIGHTS
        (Cost $0)                                                        14,398
                                                                  --------------
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 5.2%
--------------------------------------------------------------------------------
CASH EQUIVALENTS -- 5.2%
    HighMark Diversified Money Market Fund            7,520,500       7,520,500
    HighMark U.S. Government Money Market Fund        2,469,229       2,469,229
                                                                  --------------
    TOTAL SHORT-TERM INVESTMENTS
        (Cost $9,989,729)                                             9,989,729
                                                                  --------------
    TOTAL INVESTMENTS -- 101.5%
        (Cost $164,625,105)+                                      $ 194,895,012
                                                                  ==============

         PERCENTAGES ARE BASED ON NET ASSETS OF $192,044,077.
       + AT JANUARY 31, 2005, THE TAX BASIS COST OF THE PORTFOLIO'S INVESTMENTS
         WAS $164,625,105, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $34,104,686 AND $(3,834,779), RESPECTIVELY.
       * NON-INCOME PRODUCING SECURITY
     (A) THIS SECURITY WAS ISSUED FOR POSSIBLE SETTLEMENT OF PENDING LITIGATION AND DOES NOT HAVE AN EXPIRATION DATE.
     ADR AMERICAN DEPOSITARY RECEIPT
      CL CLASS

         FOR INFORMATION REGARDING THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.




RHJ-QH-001-0200

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 The Advisors' Inner Circle Fund


By (Signature and Title)*                    /s/ James F. Volk
                                             -------------------
                                             James F. Volk
                                             President


Date March 15, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ James F. Volk
                                             -------------------
                                             James F. Volk
                                             President


Date March 15, 2005


By (Signature and Title)*                    /s/ Peter J. Golden
                                             -------------------
                                             Peter J. Golden
                                             Controller & CFO


Date March 15, 2005

* Print the name and title of each signing officer under his or her signature.